Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings (loss) per basic and diluted share
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(13,176,497)	$(1,298,122)	$(20,037,455)	$(3,892,715)
Less: deemed dividend for Earnout Shares	(4,957,366)	—	(4,957,366)	—
Net loss attributable to common stockholders	$(18,133,863)	$(1,298,122)	$(24,994,821)	$(3,892,715)
Denominator:
Weighted average shares used to compute basic and diluted EPS	16,535,661	9,637,962	11,983,183	9,637,962

Basic and diluted earnings (loss) per share	$(1.10)	$(0.13)	$(2.09)	$(0.40)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,934,165	3,359,932	3,934,165	3,359,932
Warrants	18,722,425	—	18,722,425	—
Earnout shares	7,499,993	—	7,499,993	—
Debentures	2,922,425	—	2,922,425	—
Total	33,079,008	3,359,932	33,079,008	3,359,932

	December 31,
	2021	2020
Numerator
Net loss	$(15,127,629)	$(7,194,038)
Denominator
Weighted average shares used to compute basic EPS	678,406	678,400
Dilutive effect of stock-based awards	—	—
Weighted average shares used to compute diluted EPS	678,406	678,400

Loss per share
Basic	$(22.30)	$(10.60)
Diluted	$(22.30)	$(10.60)